Expense Example - NVIT American Funds Asset Allocation Fund	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years	Class P Shares 1 Year	Class P Shares 3 Years	Class P Shares 5 Years	Class P Shares 10 Years
USD ($)	96	332	586	1,315	70	253	451	1,023